Derivative liabilities - Additional information (Details) - USD ($)											6 Months Ended	12 Months Ended
	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Apr. 19, 2023	Nov. 23, 2020	Feb. 28, 2026	Aug. 31, 2025	Dec. 13, 2023
Derivative liabilities
Number of warrants to purchase voting common shares issued	400,008	4,382	592	56	3	8	14	11	9
Warrants term	5 years	5 years	5 years 6 months	5 years	5 years	3 years	3 years	3 years	3 years	5 years
Exercise price of warrants	$ 15	$ 100	$ 600	$ 4,500	$ 56,700	$ 218,700	$ 218,700	$ 218,700	$ 227,340				$ 56,700
Agreed to reduce warrant issued													65
Derivative financial liabilities											$ 430,032	$ 125,227
Shares issue related costs											$ 440,584	$ 343,163
Warrant issued
Derivative liabilities
Number of warrants to purchase voting common shares issued			5,885
Warrants term			5 years 6 months
Exercise price of warrants			$ 600